Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 10. PROPERTY, PLANT AND EQUIPMENT

Major classes of property, plant and equipment and their respective balances for the Companies are as follows:

	Dominion Energy		Virginia Power
At December 31,	2022	2021	2022	2021
(millions)
Dominion Energy
Utility:
Generation	$23,720	$23,378	$17,611	$17,325
Transmission	15,179	13,798	13,034	11,760
Distribution	20,154	19,370	14,681	13,621
Storage	76	76	—	—
Nuclear fuel	2,373	2,306	1,823	1,702
General and other	1,625	1,527	1,019	912
Plant under construction	5,308	3,393	4,685	2,865
Total utility	68,435	63,848	52,853	48,185
Non-jurisdictional - including plant under construction	1,834	1,694	1,834	1,694
Nonutility:
Nonregulated generation-nuclear	1,935	1,773	—	—
Nonregulated generation-solar	411	1,941	—	—
Nuclear fuel	954	1,056	—	—
Other-including plant under construction	1,609	1,184	10	11
Total nonutility	4,909	5,954	10	11
Total property, plant and equipment	$75,178	$71,496	$54,697	$49,890

Jointly-Owned Power Stations

The Companies proportionate share of jointly-owned power stations at December 31, 2022 is as follows:

	Bath County Pumped Storage Station(1)	North Anna Units 1 and 2(1)	Clover Power Station(1)	Millstone Unit 3(2)	Summer Unit 1 (2)
(millions, except percentages)
Ownership interest	60%	88.4%	50%	93.5%	66.7%
Plant in service	1,066	2,540	611	1,487	1,532
Accumulated depreciation	(730)	(1,402)	(282)	(563)	(724)
Nuclear fuel	—	792	—	551	550
Accumulated amortization of nuclear fuel	—	(602)	—	(459)	(347)
Plant under construction	3	253	—	68	87

(1)
Units jointly owned by Virginia Power.
(2)
Unit jointly owned by Dominion Energy.

The co-owners are obligated to pay their share of all future construction expenditures and operating costs of the jointly-owned facilities in the same proportion as their respective ownership interest. The Companies report their share of operating costs in the appropriate operating expense (electric fuel and other energy-related purchases, other operations and maintenance, depreciation, depletion and amortization and other taxes, etc.) in the Consolidated Statements of Income.

Nonregulated Solar Projects

The following table presents acquisitions by Virginia Power of non-jurisdictional solar projects (reflected in Dominion Energy Virginia). Virginia Power has claimed or expects to claim federal investment tax credits on the projects, except as otherwise noted.

Project Name	Date Agreement Entered	Date Agreement Closed	Project Location	Project Cost (millions)(1)	Date of Commercial Operations	MW Capacity
Grasshopper(2)	August 2018	May 2019	Virginia	128	October 2020	80
Chestnut	August 2018	May 2019	North Carolina	127	January 2020	75
Ft. Powhatan	June 2019	June 2019	Virginia	267	January 2022	150
Belcher(3)	June 2019	August 2019	Virginia	164	June 2021	88
Bedford	August 2019	November 2019	Virginia	106	November 2021	70
Maplewood	October 2019	October 2019	Virginia	210	December 2022	120
Rochambeau	December 2019	January 2020	Virginia	35	December 2021	20
Pumpkinseed	May 2020	May 2020	Virginia	138	September 2022	60
Bookers Mill	February 2021	June 2021	Virginia	225	Expected 2023(4)	127
(1)
Includes acquisition costs.
(2)
Referred to as Butcher Creek once placed in service.
(3)
Referred to as Desper once placed in service.
(4)
Virginia Power expects to claim production tax credits on the energy generated and sold by project.

In addition, the following table presents acquisitions by Dominion Energy of solar projects (reflected in Contracted Energy). Dominion Energy has claimed or expects to claim federal investment tax credits on the projects, except as otherwise noted.

Project Name	Date Agreement Entered	Date Agreement Closed	Project Location	Project Cost (millions)(1)	Date of Commercial Operations	MW Capacity
Greensville	August 2019	August 2019	Virginia	$127	December 2020	80
Myrtle	August 2019	August 2019	Virginia	32	June 2020	15
Blackville	May 2020	May 2020	South Carolina	12	December 2020	7
Denmark	May 2020	May 2020	South Carolina	14	December 2020	6
Yemassee	May 2020	August 2020	South Carolina	17	January 2021	10
Trask	May 2020	October 2020	South Carolina	22	March 2021	12
Hardin I	June 2020	June 2020	Ohio	240	Split(2)	150
Madison	July 2020	July 2020	Virginia	165	Expected 2024(3)	62
Hardin II	August 2020	Terminated(4)
Atlanta Farms	March 2022	May 2022	Ohio	390	Expected split(3)(5)	200

(1)
Includes acquisition costs.
(2)
In December 2020 and January 2021, 97 MW and 53 MW of the project commenced commercial operations, respectively.
(3)
Dominion Energy expects to claim production tax credits on the energy generated and sold by project.
(4)
In January 2023, Dominion Energy terminated its agreement, without penalty, to acquire Hardin II.
(5)
Expected to be split between 2023 and 2024.

In addition to the facilities discussed above, Dominion Energy has also entered into various agreements to install solar facilities (reflected in the Corporate and Other segment effective September 2023), primarily at schools in Virginia. As of December 31, 2022, Dominion Energy had placed in service solar facilities with an aggregate generation capacity of 23 MW at a cost of $48 million and anticipates placing additional facilities in service by the end of 2023 with an estimated total projected cost of approximately $39 million and an aggregate generation capacity of 17 MW. Dominion Energy has claimed or expects to claim federal investment tax credits on the projects.

Impairment

In the fourth quarter of 2022, Dominion Energy modified its intentions for the ongoing growth and development of its nonregulated solar generation assets as part of the preliminary stages of its comprehensive business review announced in November 2022. In connection with that determination, Dominion Energy expects that it is more likely than not that the nonregulated solar generation projects within Contracted Energy will be sold before the end of their useful lives and therefore evaluated the associated long-lived assets for recoverability. Given their strategic alignment with Virginia Power’s operations, the non-jurisdictional solar generation projects reflected in Dominion Energy Virginia were not further evaluated for recoverability. Using a probability-weighted approach, Dominion Energy determined Contracted Energy’s nonregulated solar generation assets were impaired and recorded a charge of $1.5 billion ($1.1 billion after-tax) in impairment of assets and other charges in its Consolidated Statements of Income (reflected in the Corporate and Other segment) for the year ended December 31, 2022 to adjust the property, plant and equipment, intangible assets and right-of-use lease assets down to an estimated fair value of $665 million in aggregate. The fair value was estimated using an income approach. The valuation is considered a Level 3 fair value measurement due to the use of significant judgmental and unobservable inputs, including projected timing and amount of future cash flows and discount rates reflecting risks inherent in the future cash flows and market prices.

Non-Wholly-Owned Nonregulated Solar Facilities

Impairment

In the third quarter of 2020, Dominion Energy performed a strategic review of its long-term intentions for its contracted nonregulated solar generation assets in partnerships outside of its core electric service territories in consideration of the impact of the VCEA and Dominion Energy’s decision to sell substantially all of its gas transmission and storage operations. Based on an evaluation of Dominion Energy’s interests in these long-lived assets for recoverability under a probability weighted approach, Dominion Energy determined the assets were impaired. As a result of this evaluation, Dominion Energy recorded a charge of $665 million ($293 million after-tax attributable to Dominion Energy and $267 million attributable to noncontrolling interest) in impairment of assets and other charges in its Consolidated Statements of Income (reflected in the Corporate and Other segment) for the year ended December 31, 2020 to adjust the property, plant and equipment down to its estimated fair value of $1.4 billion. The fair value was estimated using an income approach. The valuation is considered a Level 3 fair value measurement due to the use of significant judgmental and unobservable inputs, including projected timing and amount of future cash flows and discount rates reflecting risks inherent in the future cash flows and market prices.

Sale to Terra Nova Renewable Partners

In August 2021, Dominion Energy entered into an agreement with Terra Nova Renewable Partners to sell SBL Holdco, which held Dominion Energy’s 67% controlling interest in certain nonregulated solar projects for consideration of $456 million, subject to customary closing adjustments, with the amount of cash reduced by the amount of SBL Holdco’s debt outstanding at closing. The sale was contingent on clearance or approval under the Hart-Scott-Rodino Act and by FERC as well as other customary closing and regulatory conditions. In September 2021, the waiting period under the Hart-Scott-Rodino Act expired and in October 2021, FERC approved the proposed sale. In December 2021, the transaction closed and Dominion Energy recorded a gain of $19 million ($15 million after-tax) in losses (gains) on sales of assets in its Consolidated Statements of Income (reflected in the Corporate and Other segment). Except as specifically identified, all activity related to SBL Holdco is recorded within Contracted Energy.

Sale to Clearway

In August 2021, Dominion Energy entered an agreement with Clearway to sell its 50% controlling interest in Four Brothers and Three Cedars for $335 million in cash, subject to customary closing adjustments. The transaction was contingent on clearance or approval under the Hart-Scott-Rodino Act and by FERC as well as other customary closing and regulatory conditions. In October 2021, the waiting period under the Hart-Scott-Rodino Act expired. In December 2021, the transaction closed and Dominion Energy recorded a loss of $229 million ($176 million after-tax) in losses (gains) on sales of assets in its Consolidated Statements of Income (reflected in the Corporate and Other segment), primarily associated with the derecognition of noncontrolling interest. Except as specifically identified, all activity related to Four Brothers and Three Cedars is recorded within Contracted Energy.

Virginia Power CCRO Utilization

In 2021, Virginia Power wrote off $318 million, primarily to accumulated depreciation, representing the utilization of a CCRO in accordance with the GTSA in connection with the settlement of the 2021 Triennial Review. See Note 13 for additional information.

Sale of Utility Property

In 2022, Dominion Energy completed the sales of certain utility property in South Carolina, as approved by the South Carolina Commission, for total cash consideration of $20 million. In connection with the sales, Dominion Energy recognized a gain of $20 million ($15 million after-tax), recorded in losses (gains) on sales of assets, in its Consolidated Statements of Income (reflected in Dominion Energy South Carolina) for the year ended December 31, 2022.